Leases - Summary of Aging of Lease Liabilities (Detail) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Presentation of leases for lessee [abstract]
Current	$ 205,390	$ 233,619
Non-current	314,914	399,409
Balance at June 30, 2025	$ 520,304	$ 633,028	$ 392,822